                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number: ______
     This Amendment (Check only one.):       [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fidelity National Financial, Inc.
Address:   601 Riverside Avenue
           Jacksonville, FL 32204

Form 13F File Number:  28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Stinson
Title:     Executive Vice President and Chief Financial Officer
           (Principal Financial and Accounting Officer)
Phone:     (904) 854-8542

Signature, Place, and Date of Signing:

(s) Alan L. Stinson         Jacksonville, Florida    February 14, 2006
--------------------        ---------------------    -----------------
[Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               21

Form 13F Information Table Value Total:        $ 209,995
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.            Form 13F File Number                         Name
 1               28-                         Fidelity National Title Group, Inc.
                    -------------

                                FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

                                                                                                                 VOTING AUTHORITY
                                 TITLE OF                              SHARES/    SH/  PUT/  INVSTMT   OTHER
       NAME OF ISSUER             CLASS       CUSIP     VALUE(X1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
CERTEGY INC.                      COMMON   156880-10-6        49,159   1,212,000   SH        DEFINED         1   x
EFUNDS CORP                       COMMON   28224R-10-1        31,855   1,359,000   SH        DEFINED         1   x
RENT WAY INC                      COMMON   76009U-10-4        25,049   3,920,085   SH        DEFINED         1   x
HALLIBURTON CO.                   COMMON   406216-10-1        19,146     309,000   SH        DEFINED         1   x
FRONTIER OIL CORP.                COMMON   35914P-10-5        12,422     331,000   SH        DEFINED         1   x
LONGVIEW FIBRE CO.                COMMON   543213-10-2        10,967     527,015   SH        DEFINED         1   x
NTN COMMUNICATIONS INC.           COMMON   629410-30-9         9,900   6,644,611   SH        DEFINED         1   x
CENDANT CORP.                     COMMON   151313-10-3         9,539     553,000   SH        DEFINED         1   x
TRANSACTIONS SYSTEMS ARCHITECTS   COMMON   893416-10-7         8,680     301,500   SH        DEFINED         1   x
TIFFANY & CO NEW                  COMMON   886547-10-8         8,041     210,000   SH        DEFINED         1   x
MICROSOFT                         COMMON   594918-10-4         6,538     250,000   SH        DEFINED         1   x
CISCO SYS INC                     COMMON   17275R-10-2         4,708     275,000   SH        DEFINED         1   x
CORILLIAN CORP                    COMMON   218725-10-9         4,669   1,716,500   SH        DEFINED         1   x
COACH INC.                        COMMON   189754-10-4         3,221      96,600   SH        DEFINED         1   x
TEXAS INSTRUMENTS INC             COMMON   882508-10-4         3,207     100,000   SH        DEFINED         1   x
BROCADE COMMUNICATION SYS INC     COMMON   111621-10-8         2,561     629,255   SH        DEFINED         1   x
POPE RESOURCES LP                 COMMON   732857-10-7           284       9,161   SH        DEFINED         1   x
GENEREX BIOTECHNOLGY CORP         COMMON   371485-10-3            38      45,455   SH        DEFINED         1   x
UNIVERSAL CORP VA                 COMMON   913456-10-9             9         200   SH        DEFINED         1   x
Landamerica Finl Group, Inc.      COMMON   514936-10-3             2          37   SH        DEFINED         1   x
COMCAST CORP NEW                  COMMON   20030N-10-1             0           1   SH        DEFINED         1   x

                                                             209,995  18,489,420